Statement to Securityholder
Capital Auto Receivables Asset Trust 2014-1
Final Report

Deal Information

1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2014-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	1/22/2014

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2014-1

5. Collateral Summary	Collection Period, Begin:	4/1/2018
	Collection Period, End:	4/30/2018
6. Charge-Off and Delinquency Rates	Determination Date:	5/15/2018
	Distribution Date:	5/21/2018
7. Credit Instruments
Revolving/Amortization Period
8. Accumulation Account
ABS Investor Relations - Ally Financial Inc. as Servicer:
9. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
10. Appendix: Additional Charge-Off Detail
The Class E Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class E Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder
Capital Auto Receivables Asset Trust 2014-1
Final Report

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1a	13975GAA6	171,000,000.00	0.00	0.68000000	0.00	0.00	0.00	0.00	0.00	0.00
A-1b	13975GAH1	171,000,000.00	0.00	2.24707000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	13975GAB4	300,000,000.00	0.00	0.96000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	13975GAC2	338,000,000.00	0.00	1.32000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	13975GAD0	92,400,000.00	0.00	1.69000000	0.00	0.00	0.00	0.00	0.00	0.00
B	13975GAE8	63,670,000.00	0.00	2.22000000	0.00	0.00	0.00	0.00	0.00	0.00
C	13975GAF5	60,320,000.00	0.00	2.84000000	0.00	0.00	0.00	0.00	0.00	0.00
D	13975GAG3	53,620,000.00	11,327,832.54	3.39000000	11,239,422.56	32,001.13	11,271,423.69	0.00	0.00	88,409.98	*
E	13975GAJ7	46,920,000.00	46,920,000.00	4.09000000	0.00	159,919.00	159,919.00	0.00	0.00	46,920,000.00	*
Deal Totals		1,296,930,000.00	58,247,832.54		11,239,422.56	191,920.13	11,431,342.69	0.00	0.00	47,008,409.98
*Pursuant to Section 8.01 of the Trust Sale and Servicing Agreement, Ally Financial Inc. as Servicer will exercise the Optional Purchase and will effect the redemption of the outstanding Notes by depositing in the Collection Account when required an amount equal to the greater of (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest.

Statement to Securityholder
Capital Auto Receivables Asset Trust 2014-1
Final Report

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1a	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-1b	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	211.26133047	209.61250578	0.59681332	210.20931910	0.00000000	1.64882469
E	1,000.00000000	0.00000000	3.40833333	3.40833333	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	44.91208665
Ending Aggregate Note Pool Factor:	36.24591148

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Capital Auto Receivables Asset Trust 2014-1
Final Report
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1a	0.00	4/20/2018	5/20/2018	30/360	N/A	N/A	0.68000000	0.68000000	0.00
A-1b	0.00	4/20/2018	5/20/2018	Actual/360	1.89707000	0.35000000	N/A	2.24707000	0.00
A-2	0.00	4/20/2018	5/20/2018	30/360	N/A	N/A	0.96000000	0.96000000	0.00
A-3	0.00	4/20/2018	5/20/2018	30/360	N/A	N/A	1.32000000	1.32000000	0.00
A-4	0.00	4/20/2018	5/20/2018	30/360	N/A	N/A	1.69000000	1.69000000	0.00
B	0.00	4/20/2018	5/20/2018	30/360	N/A	N/A	2.22000000	2.22000000	0.00
C	0.00	4/20/2018	5/20/2018	30/360	N/A	N/A	2.84000000	2.84000000	0.00
D	11,327,832.54	4/20/2018	5/20/2018	30/360	N/A	N/A	3.39000000	3.39000000	32,001.13
E	46,920,000.00	4/20/2018	5/20/2018	30/360	N/A	N/A	4.09000000	4.09000000	159,919.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1a	0.00	0.00	0.00	0.00	0.00
A-1b	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	0.00	0.00	0.00	0.00
B	0.00	0.00	0.00	0.00	0.00
C	0.00	0.00	0.00	0.00	0.00
D	0.00	32,001.13	0.00	32,001.13	0.00
E	0.00	159,919.00	0.00	159,919.00	0.00
Deal Totals	0.00	191,920.13	0.00	191,920.13	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2014-1
Final Report
4. Collections and Distributions

Collections
Receipts During the Period***	11,429,958.16
Administrative Purchase Payments	56,167.13
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	423,419.89
Accumulation Account Investment Earnings	0.00
Other Fees or Expenses Paid	0.00
Total Collections	11,909,545.18

Beginning Reserve Account Balance	6,702,527.20
Total Available Amount	18,612,072.38

Distributions
Total Available Amount	18,612,072.38
Basic Servicing Fee	127,001.92
Aggregate Class A Interest Distributable Amount	0.00
First Priority Principal Distributable Amount*	0.00
Aggregate Class B Interest Distributable Amount	0.00
Second Priority Principal Distributable Amount*	0.00
Aggregate Class C Interest Distributable Amount	0.00
Third Priority Principal Distributable Amount*	0.00
Aggregate Class D Interest Distributable Amount	32,001.13
Fourth Priority Principal Distributable Amount*	0.00
Aggregate Class E Interest Distributable Amount	159,919.00
Fifth Priority Principal Distributable Amount*	0.00
To the Accumulation Account - Parity Reinvestment Amount**	0.00
To Reserve Account - Specified Reserve Account Balance	6,702,527.20
To the Accumulation Account - Excess of Target Reinvestment less Parity Reinvestment Account**	0.00
Noteholders' Regular Principal Distributable Amount*	11,239,422.56
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	351,200.57

Supplemental Servicing Fees	195,580.93
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	27,000.00
* Amortization Period Only ** Revolving Period Only *** Includes amounts on deposit in the Accumulation Account immediately preceding the Distribution Date.

Statement to Securityholder
Capital Auto Receivables Asset Trust 2014-1
Final Report
 5. Collateral Summary

A. Balances

		Original Balance* Includes Aggregate Additional Receivables	Beginning Balance	Balance at End of Collection Period	Additions	Ending Balance Including Additions
Deal Totals	Number of Receivables	101,163	20,752	19,544	0	19,544
	Aggregate Receivables Principal Balance	1,945,416,983.25	121,921,840.92	110,682,418.36	0.00	110,682,418.36
	Aggregate Receivables Face Amount	1,945,416,983.25	121,921,840.92	110,682,418.36	0.00	110,682,418.36
There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	8.15000000	9.12639977	9.16893351	68.19	70.82	70.94	58.32	18.87	18.31

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1.31%	1.34%	1.55%	1.59%	1.38%	1.52%	1.62%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.45%	1.43%	1.40%	1.36%	1.35%	1.26%	1.45%	1.44%	1.31%	1.38%	1.34%	1.20%	1.40%	1.29%	1.21%	1.06%	1.09%	1.17%	1.11%	1.30%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	0.94%	1.18%	1.12%	1.06%	1.17%	0.97%	1.01%	0.92%	0.71%	1.02%	0.97%	1.09%	0.95%

Statement to Securityholder
Capital Auto Receivables Asset Trust 2014-1
Final Report
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	116,302,129.64	90	183,605.82	2,040.06	1.8944%	19,544	347	1.7755%
Preceding	128,300,591.42	117	304,550.47	2,603.00	2.8485%	20,752	320	1.5420%
Next Preceding	140,956,638.36	113	396,744.64	3,511.01	3.3776%	22,003	441	2.0043%
Third Preceding	153,951,212.08	127	425,727.38	3,352.18	3.3184%	Three Month Average		1.7739%
Four Month Average					2.8597%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss	Delinquency	Total	Total	Percent
	Financed**	Charge-Offs	Rate**	Stratification	Accounts	Balance	Delinquent
Totals	1,945,416,983.25	55,835,572.70	2.8701%	31 - 60 days	1,298	8,720,123.84	7.8785%
The information contained in this report is defined or determined in a manner consistent with the prospectus for				61 - 90 days	301	2,103,121.11	1.9001%
Capital Auto Receivables Asset Trust 2014-1 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	46	215,025.64	0.1943%
				> 120 days	0	0.00	0.0000%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
** Note: The value disclosed with respect to the Aggregate Amount Financed and Cumulative Loss Rate include Additional Receivables. Please see Section 10 (Additional Charge-off Detail) for charge-off information disclosed separately with respect to the Initial Receivables and the Aggregate Additional Receivables.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		1,055	8,656,700.43
				Current Period		37	250,065.58
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		58	119,489.92
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory		1,034	8,787,276.09
7. Credit Instruments
Reserve Accounts

Account	Initial Balance	Beginning Balance	Additions	Reductions		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	6,702,527.20	6,702,527.20	0.00	0.00	0.00	6,702,527.20	6,702,527.20

Statement to Securityholder
Capital Auto Receivables Asset Trust 2014-1
Final Report
8. Accumulation Account

Beginning Balance	Investment Earnings	Deposits	Releases	Ending Balance

0.00	0.00	0.00	0.00	0.00

9. Performance Tests

Event of Default	NO
Servicer Default	NO
Early Amortization Event	NO
Additional Receivables Purchased by Trust?	NO
Additional Receivables Criteria Satisfied, If Applicable?	N/A
Overcollateralization Target Amount Satisfied?	YES
Initial Overcollateralization	43,575,439.58
Current Overcollateralization	63,674,008.38
Overcollateralization Target (Revolving Period)	—
Overcollateralization Target (Amortization Period)	63,674,008.38
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2014-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2014-1 will perform in the future.

10. Appendix: Additional Charge-Off Detail
A. Cumulative: Initial Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	1,340,505,439.58	41,098,200.94	3.0659%

B. Cumulative: Aggregate Additional Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	604,911,543.67	14,737,371.76	2.4363%